Insurance Receivables (Details) - Schedue of insurance receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedue Of Insurance Receivables Abstract
Receivables from insurance companies and intermediaries	$ 202,357	$ 193,701
Less: Expected credit losses on insurance receivables	(17,510)	(14,356)
Total insurance receivables	$ 184,847	$ 179,345